BLACKROCK INDEX FUNDS, INC.

BlackRock Small Cap Index Fund (“Small Cap Index Fund”)

BlackRock International Index Fund (“International Index Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 12, 2014 to the Prospectus of the Funds, dated April 30, 2013

Effective as of March 21, 2014, each Fund’s investment advisor and administrator (together, “BlackRock”) will be reducing certain expenses of Investor A Shares, Institutional Shares and Class K Shares of the Funds, as described further below.

BlackRock will: (i) cap net expenses of the Funds at lower levels; and (ii) reduce its administration fee. Accordingly, each Fund’s prospectus is amended as follows:

The section of the Small Cap Index Fund’s prospectus for Investor A and Institutional Shares entitled “Fund Overview — Key Facts About BlackRock Small Cap Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses Administration Fees Miscellaneous Other Expenses	0.41 0.08% 0.33% %	0.38 0.08% 0.30% %
Acquired Fund Fees and Expenses[2,3]	0.05%	0.05%
Total Annual Fund Operating Expenses[3]	0.72%	0.44%
Fee Waivers and/or Expense Reimbursements[4]	(0.21)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	0.51%	0.26%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Small Cap Index Fund and Small Cap Index Fund’s share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master Small Cap Index Series.
[2]	Acquired Fund Fees and Expenses have been restated to reflect certain changes to be effective to the composition of the Russell 2000.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
[4]	As described in the \“Management of the Funds” section of the Fund’s prospectus on pages 28-32, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Small Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.46% for Investor A Shares and 0.21% for Institutional Shares until May 1, 2015. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master Small Cap Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.08% of average daily net assets until May 1, 2015. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master Small Cap Index Series, as applicable.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$52	$209	$380	$875
Institutional Shares	$27	$123	$228	$537

Portfolio Turnover:

Master Small Cap Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Index Fund’s performance. During the most recent fiscal year, Master Small Cap Index Series’ portfolio turnover rate was 68% of the average value of its portfolio.

The section of the Small Cap Index Fund’s prospectus for Class K Shares entitled “Fund Overview — Key Facts About BlackRock Small Cap Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of Small Cap Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses Administration Fees Miscellaneous Other Expenses	0.46 0.08% 0.38% %
Acquired Fund Fees and Expenses[2,3]	0.05%
Total Annual Fund Operating Expenses[3]	0.52%
Fee Waivers and/or Expense Reimbursements[4]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	0.21%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Small Cap Index Fund and Small Cap Index Fund’s share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master Small Cap Index Series.
[2]	Acquired Fund Fees and Expenses have been restated to reflect certain changes to be effective to the composition of the Russell 2000.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 22-26, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Small Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.16% for Class K Shares, until May 1, 2015. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master Small Cap Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.08% of average daily net assets until May 1, 2015. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master Small Cap Index Series, as applicable.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$22	$135	$260	$623

2

Portfolio Turnover:

Master Small Cap Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Index Fund’s performance. During the most recent fiscal year, Master Small Cap Index Series’ portfolio turnover rate was 68% of the average value of its portfolio.

The section of the International Index Fund’s prospectus for Investor A and Institutional Shares entitled “Fund Overview — Key Facts About BlackRock International Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of International Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses Administration Fees Miscellaneous Other Expenses	0.22 0.03% 0.19% %	0.20 0.03% 0.17% %
Total Annual Fund Operating Expenses	0.48%	0.21%
Fee Waivers and/or Expense Reimbursements[2]	(0.09)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.39%	0.14%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of International Index Fund and International Index Fund’s share of the allocated expenses of Master International Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master International Index Series.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 28-32, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of International Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.39% for Investor A Shares and 0.14% for Institutional Shares until May 1, 2015. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master International Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.12% of average daily net assets until May 1, 2015. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master International Index Series, as applicable.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$40	$145	$260	$595
Institutional Shares	$14	$61	$111	$261

Portfolio Turnover:

Master International Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Index Fund’s performance. During the most recent fiscal year, Master International Index Series’ portfolio turnover rate was 21% of the average value of its portfolio.

3

The section of the International Index Fund’s prospectus for Class K Shares entitled “Fund Overview — Key Facts About BlackRock International Index Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of International Index Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses Administration Fees Miscellaneous Other Expenses	0.11 0.03% 0.08% %
Total Annual Fund Operating Expenses	0.12%
Fee Waivers and/or Expense Reimbursements[2]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.09%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of International Index Fund and International Index Fund’s share of the allocated expenses of Master International Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master International Index Series.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 22-26, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of International Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.09% for Class K Shares, until May 1, 2015. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master International Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.12% of average daily net assets until May 1, 2015. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master International Index Series, as applicable.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$9	$36	$65	$151

Portfolio Turnover:

Master International Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Index Fund’s performance. During the most recent fiscal year, Master International Index Series’ portfolio turnover rate was 21% of the average value of its portfolio.

4

The section of the Funds’ prospectus entitled “Management of the Funds — BlackRock” is revised as follows:

This section is supplemented as follows:

Effective March 21, 2014, the contractual fee rate payable to the Administrator as a percentage of each Fund’s average daily net assets under the Administration Agreement is as follows:

Fund	Contractual Administration Fee Rate
Small Cap Index Fund	0.08%
International Index Fund	0.03%

The eighth paragraph is deleted in its entirety and replaced with the following:

With respect to Master Small Cap Index Series and Master International Index Series, BlackRock has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Series	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Master Small Cap Index Series	0.08%
Master International Index Series	0.12%
[1]	The contractual caps are in effect until May 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the applicable Series.
[2]	As a percentage of average daily net assets.

The section of the Funds’ prospectus for Investor A and Institutional Shares entitled “Management of the Funds — BlackRock” is revised as follows:

The chart following the tenth paragraph is deleted in its entirety and replaced with the following:

Fund	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Small Cap Index Fund
Investor A	0.46%
Institutional	0.21%
International Index Fund
Investor A	0.39%
Institutional	0.14%
[1]	The contractual caps are in effect until May 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non- interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.
[2]	As a percentage of average daily net assets

5

The section of the Funds’ prospectus for Class K Shares entitled “Management of the Funds — BlackRock” is revised as follows:

The chart following the tenth paragraph is deleted in its entirety and replaced with the following:

Fund	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Small Cap Index Fund	0.16%
International Index Fund	0.09%
[1]	The contractual caps are in effect until May 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non- interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.
[2]	As a percentage of average daily net assets

Shareholders should retain this Supplement for future reference.

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